Identifiable Intangible Assets, net - Estimated Amortization (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Other Intangible Assets, net and Goodwill
Amortization amounted	$ 41,656	$ 40,932	$ 57,186	$ 57,541	$ 97,038	$ 114,672	$ 138,694	$ 171,858	$ 227,803	$ 221,466
Estimated amortization for five succeeding years
2019									176,545
2020									158,807
2021									149,326
2022									117,865
2023									113,545
Thereafter									1,036,411
Subtotal finite-lived intangible assets									1,752,499
Internally developed software projects in process									37,672
Finite-Lived Intangible Assets, Net, Total	1,688,033	1,716,198	1,790,171		1,716,198		1,688,033	1,790,171	1,790,171	1,990,037
Indefinite-lived intangible, Net, Total	1,856,346	1,844,521	$ 1,958,520		1,844,521		1,856,346	1,958,520	1,958,520	2,160,087
Goodwill
Goodwill, Beginning Balance	1,282,842				1,282,919	$ 1,311,253	1,282,919	$ 1,311,253	1,311,253	1,305,571
Changes due to foreign currency fluctuations					(77)		(1,415)		(512)	90
Goodwill, Ending Balance	$ 1,281,504	$ 1,282,842			$ 1,282,842		$ 1,281,504		$ 1,282,919	$ 1,311,253